Accrued Expenses - Summary of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable And Accrued Liabilities Current [Line Items]
Payroll	$ 20,667	$ 14,962
Interest	27,067	38,967
Insurance benefits	12,633	13,393
Accrued lease expense	36,158	37,073
Stock-based compensation	19,211	4,793
Distributions payable		81,625
Other	6,731	6,862
Total	122,467	197,675
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Accounts Payable And Accrued Liabilities Current [Line Items]
Payroll	20,667	14,962
Interest	27,067	38,967
Accrued lease expense	36,158	37,073
Stock-based compensation	19,211	4,793
Dividend to parent payable		81,534
Other	14,197	16,338
Total	$ 117,300	$ 193,667